S-K 1604, De-SPAC Transaction	Jan. 14, 2026
De-SPAC Transactions, Dilution [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

On August 13, 2025, the board of directors (the “Inflection Point Board”) and the special committee of the Inflection Point Board (the “Special Committee”) of Inflection Point Acquisition Corp. IV (f/k/a Bleichroeder Acquisition Corp. I), a Cayman Islands exempted company (“Inflection Point”), unanimously approved the Business Combination Agreement, dated as of August 13, 2025, by and among Inflection Point, IPDX Merger Sub, Inc., a Delaware corporation and direct wholly-owned subsidiary of Inflection Point (“Merger Sub”) and Merlin Labs, Inc., a Delaware corporation (referred to herein prior to the Business Combination, as “Merlin” and subsequent to the Business Combination, as “Merlin OpCo”) (as it may be amended, restated, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), pursuant to which, among other things and subject to the terms and conditions therein: (1) Inflection Point will change its jurisdiction of incorporation by deregistering from the Register of Companies in the Cayman Islands as a Cayman Islands exempted company by way of continuation out of the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”, and Inflection Point after the Domestication, “Post-Domestication Inflection Point”), (2) following the Domestication, Merger Sub will merge with and into Merlin, with Merlin surviving the merger as a wholly-owned subsidiary of Inflection Point, resulting in a combined company whereby Merlin OpCo will become a wholly-owned subsidiary of Inflection Point, and substantially all of the assets and the business of the combined company will be held and operated by Merlin OpCo and its subsidiaries (the “Merger”) and (3) the other transactions contemplated by the Business Combination Agreement and documents related thereto will be consummated (such transactions, together with the Merger and the Domestication, the “Business Combination” and the closing of the Business Combination, the “Closing”). In connection with the Business Combination, Inflection Point will change its name to “Merlin, Inc.” (such company after the closing of the Business Combination, “New Merlin”). A copy of the Business Combination Agreement is attached to the accompanying proxy statement/prospectus as Annex A.

De-SPAC, Background, Prospectus Summary [Text Block]

(1)    each share of Merlin Common Stock that is owned by Inflection Point, Merger Sub, or Merlin immediately prior to the Effective Time (each, an “Excluded Share”) will be canceled and shall cease to exist and no consideration will be delivered in exchange therefor;

De-SPAC Forepart, Material Financing Transactions Occurred, Description [Text Block]

The Inflection Point Units, Public Shares and Inflection Point Rights (collectively, the “Public Securities”) are currently listed on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “BACQU,” “BACQ” and “BACQR,” respectively. Pursuant to the terms of the Business Combination Agreement, as a closing condition, the New Merlin Common Stock issued as merger consideration must be conditionally approved for listing on Nasdaq subject to any requirement to have a sufficient number of round lot holders of the New Merlin Common Stock, but there can be no assurance that such listing condition will be met. If such listing condition is not met, the Business Combination will not be consummated unless the listing condition is waived by the parties to the Business Combination Agreement. Following the Closing, the New Merlin Common Stock is intended to be listed, subject to Nasdaq approval, under the proposed symbol “MRLN”. It is important for you to know that, at the time of Inflection Point’s extraordinary general meeting, the parties may not have received from Nasdaq either confirmation of the listing of the New Merlin Common Stock or that approval will be obtained prior to the consummation of the Business Combination, and it is possible that the listing condition to the consummation of the Business Combination may be waived by the parties to the Business Combination Agreement. As a result, you may be asked to vote to approve the Business Combination and the other proposals included in this proxy statement/prospectus without such confirmation, and, further, it is possible that such confirmation may never be received and the Business Combination could still be consummated if such condition is waived or is subject to an exception and therefore the New Merlin Common Stock would not be listed on any nationally recognized securities exchange.

In connection with Inflection Point’s initial public offering consummated on October 31, 2024 (the “IPO”), the Sponsor, and Inflection Point’s directors and executive officers entered into letter agreements to vote their Inflection Point Ordinary Shares in favor of the Business Combination Proposal (as defined herein). Further, concurrently with the execution of the Business Combination Agreement, the Sponsor and Inflection Point Fund entered into the Sponsor

Support Agreement, pursuant to which the Sponsor and Inflection Point Fund agreed to vote their shares in favor of all proposals being presented at the extraordinary general meeting. As of the Record Date, the Sponsor owned approximately 25.9% of the total outstanding Inflection Point Ordinary Shares.

There are no agreements, arrangements, or understandings between the Sponsor and Inflection Point, its officers, directors, or affiliates with respect to determining whether to proceed with the Business Combination or any other initial business combination.

Material Financing Transactions

Simultaneously with the consummation of the IPO, the Sponsor purchased 425,000 Inflection Point Units (the “Private Placement Units”) in a private placement, at a price of $10.00 per unit, generating total proceeds of $4,250,000.

Since the IPO, there has not been any material financing of Inflection Point. However, if necessary in order to fund working capital deficiencies or finance transaction costs in connection with the Business Combination, the Sponsor, or certain of Inflection Point’s officers and directors or their affiliates, may, but are not obligated to, loan funds to Inflection Point as may be required. If Inflection Point completes the Business Combination or another initial business combination, it would repay such loaned amounts. In the event that the Business Combination or another initial business combination does not close, Inflection Point may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $2,500,000 of such working capital loans may be convertible into additional Private Placement Units at a price of $10.00 per unit at the option of the lender, including up to $750,000 in working capital loans which may be made by Inflection Point Fund. As of January 14, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, no working capital loans have been made to Inflection Point.

De-SPAC Forepart, Sponsor Compensation, Material Dilution [Flag]	true
De-SPAC, Board Determination, Prospectus Summary [Text Block]	(the “Additional Closing PIPE Investors”), pursuant to which, among other things, the Additional Closing PIPE Investors agreed to purchase, and Inflection Point agreed to sell, an aggregate of 1,666,668 shares of Series A Preferred Stock (at a price of $12.00 per share) and warrants to purchase a number of shares of New Merlin Common Stock that is equal to 75% of the number of shares into which such shares of New Merlin Preferred Stock are initially convertible (each, an “Upsized New Merlin Series A Warrant”), in a private placement, on substantially the same terms as the Closing PIPE Subscription Agreement
De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Set forth below is a summary of the amount of compensation and securities received, to be received or that may be received by the Sponsor, its affiliates and Inflection Point’s directors, officers and their affiliates in connection with the Business Combination and related transactions.

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration
Sponsor	8,333,333 shares of New Merlin Common Stock upon conversion of 8,333,333 Inflection Point Class A Shares.	$25,000.
	467,500 shares of New Merlin Common Stock upon the conversion of the Inflection Point Class A Shares and the Inflection Point Rights underlying the 425,000 Private Placement Units.	$4,250,000.
Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration
Inflection Point Fund

Number of shares of Series A Preferred Stock equal to the quotient, rounded up to the nearest whole share of (i) the total outstanding principal and accrued and unpaid interest on the Pre-Funded Convertible Note as of one day prior to Closing, divided by $12.00, as may be adjusted pursuant to the terms and conditions of such Pre-Funded Convertible Note (approximately 1,559,549 shares of Series A Preferred Stock taking into account accrued interest through January 31, 2026; such number of shares of Series A Preferred Stock may increase prior to Closing due to additional accrued interest after such date), and a New Merlin Series A Warrant exercisable for 1,720,589 shares of New Merlin Common Stock.

Exchange of Pre-Funded Convertible Note and a Pre-Funded Warrant, which Pre-Funded Convertible Note and Pre-Funded Warrant were acquired for an aggregate purchase price of $15 million.
	5,266,667, or approximately 60.1%, of the Founder Shares and 425,000, or 100%, of the Private Placement Units held by the Sponsor.	$4,250,000.
Sponsor, Officers and Directors	Consulting, success or finder fees in connection with the consummation of our initial business combination.	Services in connection with identifying, investigating and completing an initial business combination.
	Salary or fee in an amount that constitutes a market standard for comparable transactions in connection with our initial business combination.	Services in connection with identifying, investigating and completing an initial business combination.